Property and Equipment, net - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Property Plant And Equipment Useful Life And Values [Abstract]
Depreciation and amortization expense	¥ 5,675	¥ 7,469	¥ 7,482
Impairment charge of property and equipment	¥ 647